Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 249,505
Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,876,878	$ 1,412,958	$ 1,530,432
Amount of credit loss	$ 156,403	$ 146,952	$ 51,022
Current (Not Past Due) [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 1,577,211	$ 1,192,643	$ 1,258,569
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	9.69%	8.31%	5.97%	9.69%
Financial assets	$ 107,521	$ 55,461	$ 133,533
Amount of credit loss	$ 10,417	$ 4,611	$ 7,978
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	26.83%	19.14%	13.69%	26.83%
Financial assets	$ 27,605	$ 25,223	$ 91,640
Amount of credit loss	$ 7,407	$ 4,827	$ 12,546
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	49.38%	86.54%	47.48%	49.38%
Financial assets	$ 51,288	$ 15,736	$ 30,832
Amount of credit loss	$ 25,325	$ 13,619	$ 14,640
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 44,125	$ 109,759	$ 2,693
Amount of credit loss	$ 44,125	$ 109,759	$ 2,693
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 69,128	$ 14,136	$ 13,165
Amount of credit loss	$ 69,128	$ 14,136	$ 13,165
Credit impairment	Yes	Yes	Yes